Significant Accounting Policies (Details) - USD ($)	Nov. 18, 2024	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Cash		$ 2,101	$ 275,665
Class A ordinary shares subject to possible redemption		$ 2,205,349	$ 25,000,000
Warrant [Member]
Significant Accounting Policies [Line Items]
Warrants exercisable (in Shares)		20,150,000	20,150,000
Class A Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Exercised their right to redeem their public shares (in Shares)	22,794,651
Redemption price per share (in Dollars per share)	$ 10.83